SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			a*od7hmo
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			3-31-2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		654 Madison Avenue, 8th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	May 15, 2013
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		41

Form 13F Information Table Value Total: 		103,936
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 3/31/13

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or Principal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
The ADT Corporation
COM
00101J106
509
10,400
SH

SHARED-DEFINED

10,400
American International Group Inc.
COM NEW
026874784
569
14,650
SH

SHARED-DEFINED

14,650
Bank of America Corporation
COM
060505104
1,334
109,494
SH

SHARED-DEFINED

109,494
Childrens Place Retail Stores Inc.
COM
168905107
1,493
33,300
SH

SHARED-DEFINED

33,300
Citigroup Inc.
COM NEW
172967424
690
15,600
SH

SHARED-DEFINED

15,600
Colfax Corporation
COM
194014106
1,871
40,200
SH

SHARED-DEFINED

40,200
CVS Caremark Corp.
COM
126650100
5,939
107,997
SH

SHARED-DEFINED

107,997
Dynegy Inc.
COM
26817R108
249
10,372
SH

SHARED-DEFINED

10,372
Dynegy Inc.
*W EXP 99/99/999
26817R116
258
200,267
SH

SHARED-DEFINED

200,267
Fifth & Pacific Companies Inc.
COM
316645100
689
36,500
SH

SHARED-DEFINED

36,500
SELECT SECTOR SPDR TR
SBI INT-FINL
81369Y605
2,059
113,100
SH

SHARED-DEFINED

113,100
Finish Line Inc.
CL A
317923100
6,599
336,838
SH

SHARED-DEFINED

336,838
Foot Locker Inc.
COM
344849104
1,549
45,250
SH

SHARED-DEFINED

45,250
General Motors Co.
COM
37045V100
1,954
70,250
SH

SHARED-DEFINED

70,250
GNC Holdings Inc.
COM CL A
36191G107
1,269
32,300
SH

SHARED-DEFINED

32,300
Block H & R Inc.
COM
093671105
2,819
95,816
SH

SHARED-DEFINED

95,816
JPMORGAN CHASE & CO
COM
46625H100
2,714
57,194
SH

SHARED-DEFINED

57,194
Live Nation Entertainment Inc.
COM
538034909
893
72,200
SH
CALL
SHARED-DEFINED

72,200
Live Nation Entertainment Inc.
COM
538034959
854
69,000
SH
PUT
SHARED-DEFINED

69,000
Live Nation Entertainment Inc.
COM
538034109
854
69,000
SH

SHARED-DEFINED

69,000
Macy's Inc.
COM
55616P954
1,318
31,500
SH
CALL
SHARED-DEFINED

31,500
Macy's Inc.
COM
55616P104
4,709
112,559
SH

SHARED-DEFINED

112,559
Microsoft Corp.
COM
594918104
5,970
208,717
SH

SHARED-DEFINED

208,717
Navios Maritime Acquisition Corp.
SHS
Y62159101
5,507
1,598,501
SH

SHARED-DEFINED

1,598,501
Navios Maritime Holdings Inc.
COM
Y62196103
1,533
335,450
SH

SHARED-DEFINED

335,450
Omnicare Inc.
COM
681904108
1,910
46,900
SH

SHARED-DEFINED

46,900
Pacific Drilling SA Luxembou
REG SHS
L7257P106
5,591
553,590
SH

SHARED-DEFINED

553,590
QEP Res Inc.
COM
74733V100
2,715
85,260
SH

SHARED-DEFINED

85,260
Realogy Holdings Corp
COM
75605Y106
2,933
60,049
SH

SHARED-DEFINED

60,049
SPDR S&P 500 ETF TR
TR UNIT
78462F953
8,304
53,000
SH
PUT
SHARED-DEFINED

53,000
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,094
10,954
SH

SHARED-DEFINED

10,954
SPDR S&P MIDCAP 400 ETF TR
UTSER1 S&PDCRP
78467Y957
10,276
49,000
SH
PUT
SHARED-DEFINED

49,000
SPDR S&P MIDCAP 400 ETF TR
UTSER1 S&PDCRP
78467Y957
3,586
17,100
SH
PUT
SHARED-DEFINED

17,100
Staples, Inc.
COM
855030102
322
24,000
SH

SHARED-DEFINED

24,000
Target Corporation
COM
87612E106
1,431
20,900
SH

SHARED-DEFINED

20,900
Timken Co
COM
887389104
2,838
50,151
SH

SHARED-DEFINED

50,151
Town Sports International Hldgs Inc.
COM
89214A102
809
85,500
SH

SHARED-DEFINED

85,500
United States Natural Gas Fund
UNIT PAR $0.001
912318201
469
21,427
SH

SHARED-DEFINED

21,427
Wal-Mart Stores Inc.
COM
931142103
1,893
25,300
SH

SHARED-DEFINED

25,300
Walt Disney Co.
COM
254687106
1,181
20,800
SH

SHARED-DEFINED

20,800
Wellpoint Inc.
COM
94973V107
4,384
66,187
SH

SHARED-DEFINED

66,187